Loans and Borrowings - Summary of Convertible Notes (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure Of Loans And Borrowings [Abstract]
Equity, net of issue expenses	$ 1,105